Net finance expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net finance expense
Senior Secured Green and Senior Green Notes	$ 132,000,000	$ 113,000,000	$ 72,000,000
Net pension interest cost (note 21)	5,000,000	3,000,000	3,000,000
Lease interest cost	24,000,000	12,000,000	8,000,000
Foreign currency translation losses	6,000,000	3,000,000	49,000,000
Losses on derivative financial instruments	2,000,000
Interest on related party borrowings			43,000,000
Other net finance expense	36,000,000	7,000,000	3,000,000
Net finance expense before exceptional items	205,000,000	138,000,000	178,000,000
Exceptional finance (income)/expense (note 5)	(58,000,000)	(218,000,000)	57,000,000
Net finance (income)/expense	$ 147,000,000	$ (80,000,000)	$ 235,000,000